Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation and benefits
Salaries and variable compensation	SFr 7,274	SFr 7,533	SFr 8,401
Social security	605	622	653
Other	934	808	836
Compensation and benefits	8,813	8,963	9,890
Defined Benefit Plan, Service Cost	259	240	218
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	501	503	517
Switzerland | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	242	224	203
International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	17	16	15
International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	0	0	0
Bank
Compensation and benefits
Salaries and variable compensation	6,376	6,730	7,521
Social security	508	530	559
Other	805	751	780
Compensation and benefits	7,689	8,011	8,860
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	440	497	503
Bank | International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	14	14	14
Bank | International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 0	SFr 0	SFr 0